Operations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Operations and Principal Activities
Net loss			¥ 195,161	$ 27,906	¥ 168,967	¥ 839,528
Net cash (used in)/provided by operating activities			363,600	$ 51,993	280,185	¥ 415,527
Accumulated deficit			9,071,000		8,877,851		$ 1,297,140
Cash and cash equivalents			3,369,200		3,999,160		481,783
Term Deposits In Bank			240,000		320,100
Short-Term Investments			840,938		538,816		120,253
Restricted cash			1,078		900		$ 154
Net current assets			¥ 3,463,600		¥ 3,960,000
American depository shares
Operations and Principal Activities
Net proceeds upon completion of initial public offering	¥ 15,100
IPO
Operations and Principal Activities
Net proceeds upon completion of initial public offering		¥ 4,838,200